Restricted Assets - Summary of Restricted Assets (Detail) - ARS ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of restricted assets [line items]
Restricted assets		$ 326,450,065	$ 364,939,736
Financial assets delivered as guarantee		247,095,642	289,388,445
Cash and Deposits [Member]
Disclosure of restricted assets [line items]
Restricted assets		3,920	2,289
Cash and Deposits [Member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	3,920	2,289
Debt securities at fair value through profit or loss and other debt securities [member]
Disclosure of restricted assets [line items]
Restricted assets		44,719,336	35,901,250
Debt securities at fair value through profit or loss and other debt securities [member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	39,793,390	28,740,866
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds one [member]
Disclosure of restricted assets [line items]
Restricted assets		2,015,500	2,065,243
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds two [member]
Disclosure of restricted assets [line items]
Restricted assets		1,085,058	596,155
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds three [member]
Disclosure of restricted assets [line items]
Restricted assets			310,622
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds four [member]
Disclosure of restricted assets [line items]
Restricted assets			32,763
Debt securities at fair value through profit or loss and other debt securities [member] | Other [Member]
Disclosure of restricted assets [line items]
Restricted assets		1,433,497	872,031
Debt securities at fair value through profit or loss and other debt securities [member] | National Treasury Bond One [Member]
Disclosure of restricted assets [line items]
Restricted assets		371,593	515,995
Debt securities at fair value through profit or loss and other debt securities [member] | National Treasury Bond Two [Member]
Disclosure of restricted assets [line items]
Restricted assets		20,298	2,767,575
Other Financial Assets One [member]
Disclosure of restricted assets [line items]
Restricted assets		33,385,430	23,007,465
Other Financial Assets One [member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	4,096,496	3,851,566
Other Financial Assets One [member] | Financial instruments for minimum statutory guarantee account [Member]
Disclosure of restricted assets [line items]
Restricted assets		1,185,290	737,519
Other Financial Assets One [member] | Sundry debtors one [member]
Disclosure of restricted assets [line items]
Restricted assets		914,578	622,495
Other Financial Assets One [member] | Sundry debtors two [member]
Disclosure of restricted assets [line items]
Restricted assets		827	1,801
Other Financial Assets One [member] | Interests derived from contributions made as contributing partner [member]
Disclosure of restricted assets [line items]
Restricted assets	[2]	27,188,239	17,794,084
Loans and other financing [member]
Disclosure of restricted assets [line items]
Restricted assets		1,223,807	414,195
Loans and other financing [member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	1,223,807	414,195
Guarantee one [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		138,595,967	148,335,239
Guarantee two [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		68,314,367	18,506,424
Guarantee three [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		23,026,682	66,301,893
Guarantee four [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		17,158,626	56,244,889
Other non-financial assets [member]
Disclosure of restricted assets [line items]
Restricted assets		21,930	16,226,092
Other non-financial assets [member] | Real property [member]
Disclosure of restricted assets [line items]
Restricted assets			16,202,079
Other non-financial assets [member] | Fondo Diego Fintech SGR Other Non Financial Assets [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	$ 21,930	$ 24,013

[1]	According to Law 24467, as amended, and Fintech SGR By-Law, this entity has a risk fund (“Fondo de Riesgo”) which its main objective is to cover the guarantees granted to the protector partners and third parties. The assets of the risk fund could only be applied to partners’ withdrawals, to cover guarantees and other direct expenses.
[2]	As of December 31, 2023 it is related to the risk fund Fintech SGR, Alianza SGR and Innova SGR. As of December 31, 2022 it is related to the risk fund Fintech SGR and Garantizar SGR. In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made.